Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions	12 Months Ended
	Dec. 31, 2018 CHF (SFr) day	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
VIE Disclosures
Percentage of control in which Group is determined to have power (percent)	50.00%
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model	50.00%
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 100,047	SFr 109,815	SFr 121,161	SFr 92,328
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,095	115,346
Trading assets	132,203	156,334
Investment securities	2,911	2,191
Other investments	4,890	5,964
Net loans	287,581	279,149
Premises and equipment	4,838	4,686
Other assets	32,621	32,071
of which loans held-for-sale	6,630	8,130
Customer deposits	363,925	361,162
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	24,623	26,496
Trading liabilities	42,169	39,119
Short-term borrowings	21,926	25,889
Long-term debt	154,308	173,032
Other liabilities	SFr 30,107	31,612
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	129
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 173	232
Trading assets	1,616	1,348
Investment securities	1,432	381
Other investments	1,505	1,833
Net loans	387	267
Premises and equipment	39	151
Other assets	2,010	2,398
of which loans held-for-sale	167	238
Total assets of consolidated VIEs	7,162	6,610
Trading liabilities	3	3
Short-term borrowings	5,465	6,672
Long-term debt	1,764	863
Other liabilities	277	441
Total liabilities of consolidated VIEs	7,509	7,979
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	15	22
Trading assets	72	17
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	57	83
of which loans held-for-sale	57	83
Total assets of consolidated VIEs	144	122
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	48	51
Other liabilities	0	0
Total liabilities of consolidated VIEs	48	51
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1	0
Trading assets	0	0
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	16	4
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	17	4
Trading liabilities	0	0
Short-term borrowings	5,465	6,672
Long-term debt	0	0
Other liabilities	43	237
Total liabilities of consolidated VIEs	5,508	6,909
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	68	96
Trading assets	170	10
Investment securities	1,432	381
Other investments	0	0
Net loans	119	0
Premises and equipment	0	0
Other assets	863	1,070
of which loans held-for-sale	107	152
Total assets of consolidated VIEs	2,652	1,557
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	1,487	752
Other liabilities	1	1
Total liabilities of consolidated VIEs	1,488	753
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	17	32
Trading assets	418	179
Investment securities	0	0
Other investments	153	350
Net loans	0	3
Premises and equipment	0	0
Other assets	4	21
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	592	585
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	174	0
Other liabilities	8	26
Total liabilities of consolidated VIEs	182	26
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	52	70
Trading assets	944	1,122
Investment securities	0	0
Other investments	1,073	1,197
Net loans	23	21
Premises and equipment	39	151
Other assets	33	32
of which loans held-for-sale	3	3
Total assets of consolidated VIEs	2,164	2,593
Trading liabilities	3	3
Short-term borrowings	0	0
Long-term debt	26	26
Other liabilities	98	111
Total liabilities of consolidated VIEs	127	140
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	20	12
Trading assets	12	20
Investment securities	0	0
Other investments	279	286
Net loans	245	243
Premises and equipment	0	0
Other assets	1,037	1,188
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	1,593	1,749
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	29	34
Other liabilities	127	66
Total liabilities of consolidated VIEs	156	100
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	99,314	109,510	SFr 121,066	SFr 92,254
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,095	115,346
Trading assets	132,427	156,774
Investment securities	2,909	2,189
Other investments	4,824	5,893
Net loans	292,875	283,237
Premises and equipment	4,530	4,445
Other assets	32,143	30,956
of which loans held-for-sale	6,630	8,130
Customer deposits	365,263	362,303
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	24,623	26,496
Trading liabilities	42,171	39,132
Short-term borrowings	22,419	26,378
Long-term debt	153,433	172,042
Other liabilities	SFr 30,327	31,683
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	129
Bank | Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 173	232
Trading assets	1,616	1,348
Investment securities	1,432	381
Other investments	1,505	1,833
Net loans	387	267
Premises and equipment	18	128
Other assets	2,009	2,396
of which loans held-for-sale	167	238
Total assets of consolidated VIEs	7,140	6,585
Trading liabilities	3	3
Short-term borrowings	5,465	6,672
Long-term debt	1,764	863
Other liabilities	277	441
Total liabilities of consolidated VIEs	7,509	7,979
Bank | Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	15	22
Trading assets	72	17
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	57	83
of which loans held-for-sale	57	83
Total assets of consolidated VIEs	144	122
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	48	51
Other liabilities	0	0
Total liabilities of consolidated VIEs	48	51
Bank | Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1	0
Trading assets	0	0
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	16	4
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	17	4
Trading liabilities	0	0
Short-term borrowings	5,465	6,672
Long-term debt	0	0
Other liabilities	43	237
Total liabilities of consolidated VIEs	5,508	6,909
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	68	96
Trading assets	170	10
Investment securities	1,432	381
Other investments	0	0
Net loans	119	0
Premises and equipment	0	0
Other assets	863	1,070
of which loans held-for-sale	107	152
Total assets of consolidated VIEs	2,652	1,557
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	1,487	752
Other liabilities	1	1
Total liabilities of consolidated VIEs	1,488	753
Bank | Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	17	32
Trading assets	418	179
Investment securities	0	0
Other investments	153	350
Net loans	0	3
Premises and equipment	0	0
Other assets	4	21
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	592	585
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	174	0
Other liabilities	8	26
Total liabilities of consolidated VIEs	182	26
Bank | Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	52	70
Trading assets	944	1,122
Investment securities	0	0
Other investments	1,073	1,197
Net loans	23	21
Premises and equipment	18	128
Other assets	32	31
of which loans held-for-sale	3	3
Total assets of consolidated VIEs	2,142	2,569
Trading liabilities	3	3
Short-term borrowings	0	0
Long-term debt	26	26
Other liabilities	98	111
Total liabilities of consolidated VIEs	127	140
Bank | Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	20	12
Trading assets	12	20
Investment securities	0	0
Other investments	279	286
Net loans	245	243
Premises and equipment	0	0
Other assets	1,037	1,187
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	1,593	1,748
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	29	34
Other liabilities	127	66
Total liabilities of consolidated VIEs	SFr 156	SFr 100